UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                               Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   March 31, 1999

Check here if Amendment [  X   ]; Amendment Number:   2
     This Amendment (Check only one.):      [   ]    is a restatement.
                                            [ X ]    adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED 3/31/99 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON 11/15/99.

Institutional Investment Manager Filing this Report:



Name:          Milton Arbitrage Partners, LLC
Address:       165 Mason Street
               Greenwich, Connecticut  06830


Form 13F File Number:  28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James E. Buck, II
Title:    Managing Member
Phone:    (203) 661-7022

Signature, Place, and Date of Signing:

           /s/ James E. Buck, II              Greenwich, Connecticut   11/15/99
              [Signature]                             [City, State]     [Date]

Report Type (Check only one.):

[X  ]     13F HOLDINGS  REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                                               Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0

Form 13F Information Table Entry Total:                       1

Form 13F Information Table Value Total:                   $   4,623
                                                              (thousands)

INFORMATION HAS BEEN OMITTED FROM THIS PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION IN A REQUEST FOR CONFIDENTIAL TEATMENT.

List of Other Included Managers:


None


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       Item 1:            Item 2:       Item 3:      Item 4:      Item 5:          Item 6:  Item 7:  Item 8:    VOTING AUTHORITY
    Name of Issuer         Title of     CUSIP         Value       Shares or  SH/   PUT/C    INV      OTHER     SOLE  SHARED  NONE
                            Class                   (x$1000)      Prn Amt    PRN   ALL      DISCR    MGRS



AMERICAN BANKERS INS GROUP   COM       024456105    4,623         88,900      SH            SOLE              88,900    0      0



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